TAXES ON INCOME (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Deferred tax assets:
Net operating losses carryforward	$ 12,080	$ 14,351
Research and development	2,592	3,013
Other	1,132	1,016
Deferred tax assets before valuation allowance	15,804	18,380
Valuation allowance	(8,324)	(8,263)
Deferred tax assets	7,480	10,117
Deferred tax liabilities:
Capitalized software development costs	(3,203)	(3,705)
Acquired intangibles	(2,854)	(3,905)
Deferred tax liabilities	(6,057)	(7,610)
Deferred tax assets, net	1,423	2,507
Current deferred tax assets	2,420	2,750
Long-term deferred tax assets	396	608
Current deferred tax liabilities	0	(121)
Long-term deferred tax liabilities	(1,393)	(730)
Deferred tax assets, net	$ 1,423	$ 2,507